Provisions (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of other provisions [line items]
Provisions	€ 103.3	€ 57.7	€ 79.9
Provision for aircraft maintenance on leased aircraft
Disclosure of other provisions [line items]
Provisions	98.8	53.2	75.4
Provision for pension obligation
Disclosure of other provisions [line items]
Provisions	€ 4.5	€ 4.5	€ 4.5